Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (367,618)	$ (88,678)	$ (996,344)	$ (1,387,571)
Adjustments to reconcile net loss to net cash and cash equivalents provided by (used in) operating activities:
Depreciation	32,295	1,871	7,607	8,306
Amortization of intangible assets	191,173	72,738
Bad debt expense	319,330	189,950	920,929	1,371,797
Share based compensation	81,959	121,455	416,532	611,557
Issuance of stock for compensation	336,000
Change in fair value of contingent consideration	(20,142)
Loss on disposal of property and equipment	3,228
Non cash interest expense	50,122	4,219	15,423
Amortization of other asset			290,951
Change in assets and liabilities:
Accounts receivable	(1,513,293)	(303,256)	(1,125,540)	(725,509)
Other receivable	(589,162)
Inventories	295,405	238,636	706,456	(227,725)
Prepaid expenses and other current assets	(286,750)	(79,874)	162,754	193,460
Accounts payable and accrued liabilities	1,237,689	(189,136)	128,649	(1,066,686)
Severance payable		(39,995)	(45,995)	(1,005)
Deferred revenue	363,628	224,166	(197,993)	(291,445)
Net cash provided by (used in) operating activities	133,864	152,096	283,429	(1,514,821)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(57,076)		(2,090)
Contingent consideration payments for acquisition	(249,507)
Cash paid for acquisition of PhotoMedex, Inc	(3,250,000)
Net cash used in investing activities	(3,556,583)		(2,090)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net of offering costs	6,982,930			1,000,000
Payments of DermaWand asset purchase agreement	(75,000)	(75,000)	(225,000)
Proceeds from exercise of options	6,907,930	(75,000)		91,640
Proceeds from exercise of warrants				112,500
Release collateral on line of credit				500,000
Net cash (used in) provided by financing activities	(6,427)		(225,000)	1,704,140
Effect of exchange rates on cash and cash equivalents	3,478,784	77,096
NET INCREASE IN CASH AND CASH EQUIVALENTS	1,390,641	1,334,302	56,339	189,319
CASH AND CASH EQUIVALENTS, beginning of the period	4,869,425	1,411,398	1,411,398	1,144,983
CASH AND CASH EQUIVALENTS, end of the period	4,869,425		4,869,425	1,411,398
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Taxes paid				50
Interest paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Cashless Exercise	23		48,378	20,910
DermaWand Asset Purchase Agreement		1,200,000	$ 1,200,000
PhotoMedex [Member]
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Fair value of assets acquired	9,198,043
Fair value of deferred consideration	(4,198,043)
Other Payable	(1,750,000)
Cash paid for acquisition	3,250,000
Ermis Labs [Member]
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Fair value of assets acquired	1,981,822
Fair value of deferred consideration	(1,131,822)
Other Payable	(850,000)
Cash paid for acquisition